Investments in associates and joint arrangements - Financial information about joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2018	Jan. 04, 2018
Income statement and statement of comprehensive income
Revenue	€ 43,666	€ 46,571	€ 47,631
Depreciation and amortisation expense	(9,795)	(10,409)	(11,086)
Other (income)/expense	148	(213)	(1,052)
Operating (loss)/profit	(951)	4,299	3,725
(Loss)/profit before tax	(2,613)	3,878	2,792
(Loss)/profit from continuing operations	(7,644)	2,788	(6,079)
Statement of financial position
Goodwill	23,353	26,734			€ 26,734
Other intangible assets	17,652	16,523			16,523
Plant, property and equipment	27,432	28,325			28,325
Investments in associates and joint ventures	3,952	2,538			2,765
Deferred tax assets	24,753	26,200			25,551
Trade and other receivables	5,170	4,026			4,856
Total non-current assets	103,276	107,660			108,056
Taxation recoverable	264	106			106
Trade and other receivables	12,190	9,975			12,104
Other investments	870	3,204			3,192
Cash and cash equivalents	13,637	4,674			4,674
Current assets	39,817	24,131			26,299
Total assets	142,862	145,611			148,175
Total equity	63,445	68,607	73,719	€ 85,136	70,943	€ 2,464
Long-term borrowings	48,685	32,908			32,908
Deferred tax liabilities	478	644			785
Trade and other payables	2,938	2,843			2,853
Provisions	1,242	1,065			1,065
Total non-current liabilities	53,894	37,980			38,131
Short-term borrowings	4,270	8,513			8,513
Provisions	1,160	891			891
Trade and other payables	17,653	16,242			16,319
Total equity and liabilities	142,862	145,611			148,175
Current liabilities	25,523	28,025			28,102
Statement of cash flows
Inflow from operating activities	12,980	13,600	14,223
Cash flows from investing activities	(9,217)	(9,841)	(8,423)
Cash flows from financing activities	4,437	(7,234)	(9,096)
Net cash(outflow)/inflow	8,200	(3,475)	(3,296)
Cash and cash equivalents at beginning of the financial year	5,394	9,302	12,911
Exchange gain	11	(433)	(313)
Cash and cash equivalents at end of the financial year	13,605	5,394	9,302	12,911
Impairment losses	(3,525)
Goodwill	23,353	26,734			€ 26,734
Carrying value	3,399	2,097	2,689
(Loss)/profit for the financial year	(7,644)	2,788	(6,079)
Share of (loss)/profit	(1,124)	(246)	(135)
Vodafone Idea Limited
Income statement and statement of comprehensive income
Revenue	3,379
Operating expenses	(2,999)
Depreciation and amortisation expense	(1,364)
Other (income)/expense	(253)
Operating (loss)/profit	(1,237)
Interest income	56
Interest expense	(817)
Income tax	1
(Loss)/profit from continuing operations	(1,997)
Statement of financial position
Goodwill	82
Other intangible assets	14,503
Plant, property and equipment	6,571
Investments in associates and joint ventures	734
Trade and other receivables	687
Total non-current assets	22,577
Taxation recoverable	1,443
Trade and other receivables	1,366
Other investments	866
Cash and cash equivalents	138
Other	1
Current assets	3,814
Total assets	26,391
Total equity	3,696
Long-term borrowings	13,797
Trade and other payables	198
Provisions	1,111
Other	31
Total non-current liabilities	15,137
Short-term borrowings	4,289
Provisions	521
Trade and other payables	2,748
Total equity and liabilities	26,391
Current liabilities	7,558
Non-current liabilities excluding trade and other payables and provisions	(13,828)
Current liabilities excluding trade and other payables and provisions	(4,289)
Statement of cash flows
Inflow from operating activities	378
Cash flows from investing activities	(637)
Cash flows from financing activities	(342)
Net cash(outflow)/inflow	(601)
Cash and cash equivalents on formation		716
Exchange gain	12
Cash and cash equivalents at end of the financial year	127
Equity shareholders' funds	3,696
Interest in joint ventures	1,671
Impairment losses	(279)
Goodwill	82
Carrying value	1,392
(Loss)/profit for the financial year	(1,997)
Share of (loss)/profit1	(903)
Share of (loss)/profit	€ (903)
Proportion of stake (as a percentage)	45.20%
VodafoneZiggo Group Holding B.V.
Income statement and statement of comprehensive income
Revenue	€ 3,868	3,972	1,014
Operating expenses	(2,169)	(2,285)	(581)
Depreciation and amortisation expense	(2,012)	(2,232)	(764)
Operating (loss)/profit	(313)	(545)	(331)
Interest income		6	23
Interest expense	(602)	(543)	(117)
Income tax	437	287	105
(Loss)/profit from continuing operations	(478)	(795)	(320)
Statement of financial position
Goodwill	7,373	7,373
Other intangible assets	5,357	6,492
Plant, property and equipment	4,709	4,803
Trade and other receivables	226	53
Total non-current assets	17,665	18,721
Trade and other receivables	544	368
Cash and cash equivalents	288	355
Other	43	50
Current assets	875	773
Total assets	18,540	19,494
Total equity	3,684	4,238
Long-term borrowings	11,365	11,424
Deferred tax liabilities	644	1,086
Trade and other payables	463	762
Provisions	17	31
Total non-current liabilities	12,489	13,303
Short-term borrowings	1,272	822
Provisions	28	28
Trade and other payables	1,067	1,103
Total equity and liabilities	18,540	19,494
Current liabilities	2,367	1,953
Non-current liabilities excluding trade and other payables and provisions	(12,009)	(12,510)
Current liabilities excluding trade and other payables and provisions	(1,272)	(822)
Statement of cash flows
Inflow from operating activities	1,561	1,638	691
Cash flows from investing activities	(199)	(367)	(183)
Cash flows from financing activities	(1,429)	(1,189)	(3,293)
Net cash(outflow)/inflow	(67)	82	(2,785)
Cash and cash equivalents at beginning of the financial year	355	273
Cash and cash equivalents on formation				€ 3,042
Exchange gain			16
Cash and cash equivalents at end of the financial year	288	355	273
Equity shareholders' funds	3,684	4,238
Interest in joint ventures	1,842	2,119
Impairment losses	(3,525)
Goodwill	7,373	7,373
Carrying value	1,842	2,119	2,736
(Loss)/profit for the financial year	(478)	(795)	(320)
Share of (loss)/profit1	(239)	(398)	(160)
Share of (loss)/profit	(239)	(398)	(160)
Dividend received	€ 200	220	76
Proportion of stake (as a percentage)	50.00%
Indus Towers Limited
Income statement and statement of comprehensive income
Revenue	€ 2,227	2,477	2,379
Operating expenses	(1,438)	(1,478)	(1,402)
Depreciation and amortisation expense	(305)	(303)	(407)
Operating (loss)/profit	484	696	570
Interest income	11	16	22
Interest expense	(79)	(74)	(91)
Income tax	(238)	(316)	(267)
(Loss)/profit from continuing operations	178	322	234
Statement of financial position
Goodwill	564	545
Total non-current assets	1,511	1,598
Cash and cash equivalents	42	15
Current assets	749	520
Total assets	2,260	2,118
Total equity	699	828
Total non-current liabilities	465	476
Current liabilities	1,096	814
Non-current liabilities excluding trade and other payables and provisions	(133)	(136)
Current liabilities excluding trade and other payables and provisions	(590)	(396)
Statement of cash flows
Equity shareholders' funds	699	828
Interest in joint ventures	294	348
Goodwill	564	545
Investment proportion not recognised as it is held for sale	(257)
Carrying value	601	893	1,032
(Loss)/profit for the financial year	178	322	234
Share of (loss)/profit1	75	135	98
(Loss)/profit proportion not recognised as it is held for sale	(20)
Share of (loss)/profit	55	135	98
Dividend received	€ 141	138	126
Proportion of stake (as a percentage)	42.00%
Vodafone Hutchison Australia Pty Limited
Income statement and statement of comprehensive income
Revenue	€ 2,290	2,518	2,287
Operating expenses	(1,634)	(1,745)	(1,694)
Depreciation and amortisation expense	(494)	(483)	(473)
Operating (loss)/profit	162	290	120
Interest income	3	3	3
Interest expense	(240)	(230)	(240)
Income tax		1
(Loss)/profit from continuing operations	(75)	64	(117)
Statement of financial position
Goodwill	106	105
Total non-current assets	2,971	3,241
Cash and cash equivalents	243	104
Current assets	334	194
Total assets	3,305	3,435
Total equity	(2,144)	(2,168)
Total non-current liabilities	4,590	4,478
Current liabilities	859	1,125
Non-current liabilities excluding trade and other payables and provisions	(4,580)	(4,453)
Current liabilities excluding trade and other payables and provisions	(203)	(464)
Statement of cash flows
Equity shareholders' funds	(2,144)	(2,168)
Interest in joint ventures	(1,072)	(1,084)
Goodwill	106	105
Investment proportion not recognised as it is held for sale	482
Carrying value	(484)	(979)	(1,156)
(Loss)/profit for the financial year	(75)	64	(117)
Share of (loss)/profit1	(38)	32	(59)
(Loss)/profit proportion not recognised as it is held for sale	15
Share of (loss)/profit	€ (23)	€ 32	€ (59)
Proportion of stake (as a percentage)	50.00%